Dividends - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Dividends [line Items]
Dividends paid	$ 0	$ 0
Dividends declared	$ 0	$ 0